RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT OF USE ASSETS
Schedule of carrying amounts of right of use assets

		Effect of				Reclassification/
	December 31, 2018	adoption of IFRS 16	January 1, 2019	Additions	Deductions	translation	December 31, 2019
At cost:
Land rights	—	4,131	4,131	1,546	—	(6)	5,671
Buildings	—	786	786	70	—	(17)	839
Transmission installation and equipment	—	17,335	17,335	732	(576)	(4)	17,487
Power supply	—	398	398	316	—	(125)	589
Vehicles	—	646	646	188	(84)	(50)	700
Others	—	—	—	40	(4)	(8)	28
Total	—	23,296	23,296	2,892	(664)	(210)	25,314
Accumulated amortization:
Land rights	—	—	—	(676)	—	—	(676)
Buildings	—	—	—	(238)	—	1	(237)
Transmission installation and equipment	—	—	—	(3,466)	137	—	(3,329)
Power supply	—	—	—	(86)	—	17	(69)
Vehicles	—	—	—	(194)	58	25	(111)
Others	—	—	—	(28)	3	26	1
Total	—	—	—	(4,688)	198	69	(4,421)
Net book value	—	23,296	23,296				20,893

Schedule of maturity analysis of lease payments

Years	2018	2019
2019	1,049	—
2020	945	4,752
2021	781	4,247
2022	605	3,529
2023	254	2,636
2024	85	1,639
Thereafter	45	2,699
Total minimum lease payments	3,764	19,502
Interest	(619)	(3,350)
Net present value of minimum lease payments	3,145	16,152
Adjustment on initial application of IFRS 16	15,838	—
Accrued interest	—	1,065
Total lease liabilities	18,983	17,217
Current maturities (Note 19b)	(3,790)	(4,663)
Long-term portion (Note 20)	15,193	12,554

Schedule of reconciliation of operating lease commitments

Operating lease commitments	21,862
Less:
Commitments relating to short-term leases	(1,419)
Commitments relating to leases of low-value assets	(37)
Operating lease commitments as at January 1, 2019	20,406
Weighted average incremental borrowing rate as at January 1, 2019	8.95%
Discounted operating lease commitments as at January 1, 2019	15,831
Add:
Commitments relating to lease previously classified as finance lease	2
Adjustments as a result of a different treatment of extension and termination options	5
Lease liabilities	15,838